Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive loss consisted of the following at December 31, 2017 and 2016:

	2017	2016
	(Amounts in thousands)
Securities:
Non-credit unrealized losses on available for sale securities with OTTI	$—	$(309)
Unrealized (losses) gains on available for sale securities without OTTI	(207)	(273)
Tax impact	77	233
	$(130)	$(349)

Computation of Earnings Per Common Share
Earnings per common share have been computed based on the following for 2017, 2016 and 2015:

	2017	2016	2015
	(dollars in thousands, except share data)
Basic earnings per common share
Net income available to common shareholders	$10,751	$17,310	$9,497
Average common shares outstanding	7,657,756	7,507,709	7,309,874
Basic earnings per common share	$1.40	$2.31	$1.30
Diluted earnings per common share
Net income available to common shareholders	$10,751	$17,310	$9,497
Dividend on Preferred Series B	1,119	1,200	1,200
Net income available to common shareholders pre dividend on Preferred Series B	$11,870	$18,510	$10,697
Average common shares outstanding	7,657,756	7,507,709	7,309,874
Dilutive potential common shares	1,901,879	2,114,563	2,258,431
Total diluted average common shares outstanding	9,559,635	9,622,272	9,568,305
Diluted earnings per common share	$1.24	$1.92	$1.12